Financial assets and liabilities at fair value held for trading	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Assets And Liabilities At Fair Value Held For Trading [Line Items]
Disclosure Of Financial Assets And Liabilities At Fair Value Held For Trading Explanatory

Note 12 Financial assets and liabilities at fair value held for trading

USD million	31.12.19	31.12.18
Financial assets at fair value held for trading[1]
Equity instruments	96,787	72,768
Government bills / bonds	11,464	11,161
Investment fund units	8,867	9,716
Corporate and municipal bonds	7,914	6,768
Loans	1,971	3,566
Asset-backed securities	512	392
Total financial assets at fair value held for trading	127,514	104,370

Financial liabilities at fair value held for trading[1]
Equity instruments	22,734	21,886
Corporate and municipal bonds	3,661	3,530
Government bills / bonds	3,466	2,839
Investment fund units	698	689
Other	32	0
Total financial liabilities at fair value held for trading	30,591	28,943
1 Refer to Note 24c for more information on product type and fair value hierarchy categorization.

UBS AG
Disclosure Of Financial Assets And Liabilities At Fair Value Held For Trading [Line Items]
Disclosure Of Financial Assets And Liabilities At Fair Value Held For Trading Explanatory

Note 12 Financial assets and liabilities at fair value held for trading

USD million	31.12.19	31.12.18
Financial assets at fair value held for trading[1]
Equity instruments	96,788	72,771
Government bills / bonds	11,464	11,161
Investment fund units	8,867	9,716
Corporate and municipal bonds	8,093	6,908
Loans	1,971	3,566
Asset-backed securities	512	392
Total financial assets at fair value held for trading	127,695	104,513

Financial liabilities at fair value held for trading[1]
Equity instruments	22,734	21,892
Corporate and municipal bonds	3,661	3,530
Government bills / bonds	3,466	2,839
Investment fund units	698	689
Other	32	0
Total financial liabilities at fair value held for trading	30,591	28,949
1 Refer to Note 24c for more information on product type and fair value hierarchy categorization.